REVENUE - Concentration of Accounts Receivable (Details) - Accounts Receivable - Revenue Stream Concentration Risk	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Concentration of accounts receivable	100.00%	100.00%
Commercial insurance
Disaggregation of Revenue [Line Items]
Concentration of accounts receivable	82.00%	84.00%
Facility billing
Disaggregation of Revenue [Line Items]
Concentration of accounts receivable	18.00%	9.00%
Other
Disaggregation of Revenue [Line Items]
Concentration of accounts receivable		7.00%